Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

November 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	301	$21,558
Trade Desk, Inc. - Class A (a)	724	28,641
		50,199

Aerospace & Defense - 3.0%
Boeing Co. (a)	1,265	239,085
General Dynamics Corp.	410	140,068
GE Aerospace	1,760	525,272
HEICO Corp. - Class A	122	30,130
Howmet Aerospace, Inc.	653	133,597
L3Harris Technologies, Inc.	300	83,607
Lockheed Martin Corp.	383	175,361
Northrop Grumman Corp.	237	135,623
RTX Corp.	2,227	389,525
TransDigm Group, Inc.	80	108,814
		1,961,082

Agriculture - 1.0%
Altria Group, Inc.	2,797	165,051
Archer-Daniels-Midland Co.	782	47,499
Philip Morris International, Inc.	2,586	407,243
		619,793

Airlines - 0.2%
Delta Air Lines, Inc.	1,079	69,164
Southwest Airlines Co.	1,062	36,968
United Airlines Holdings, Inc. (a)	527	53,733
		159,865

Apparel - 0.2%
Deckers Outdoor Corp. (a)	235	20,687
NIKE, Inc. - Class B	1,936	125,124
		145,811

Auto Manufacturers - 0.6%
Cummins, Inc.	212	105,572
Ford Motor Co.	6,499	86,306
General Motors Co.	1,738	127,778
PACCAR, Inc.	853	89,923
		409,579

Auto Parts & Equipment - 0.0% (b)
Aptiv PLC (a)	356	27,608

Banks - 6.9%
Bank of America Corp.	12,341	662,095
Bank of New York Mellon Corp.	1,183	132,614
Citigroup, Inc.	3,127	323,957
Citizens Financial Group, Inc.	694	37,545
Fifth Third Bancorp	1,090	47,371
First Citizens BancShares, Inc. - Class A	12	22,535
Goldman Sachs Group, Inc.	497	410,542
Huntington Bancshares, Inc.	2,325	37,898
JPMorgan Chase & Co.	4,556	1,426,392
KeyCorp	1,786	32,827
M&T Bank Corp.	256	48,696
Morgan Stanley	2,072	351,536
Northern Trust Corp.	302	39,665
PNC Financial Services Group, Inc.	644	122,824
Regions Financial Corp.	1,409	35,859
State Street Corp.	470	55,939

Truist Financial Corp.	2,138	99,417
US Bancorp	2,584	126,745
Wells Fargo & Co.	5,446	467,539
		4,481,996

Beverages - 1.7%
Coca-Cola Co.	7,151	522,881
Coca-Cola Europacific Partners PLC	377	34,567
Constellation Brands, Inc. - Class A	247	33,686
Keurig Dr Pepper, Inc.	2,149	59,957
Monster Beverage Corp. (a)	1,157	86,763
PepsiCo, Inc.	2,302	342,400
		1,080,254

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	196	88,441
Amgen, Inc.	884	305,387
Biogen, Inc. (a)	231	42,063
BioMarin Pharmaceutical, Inc. (a)	263	14,710
Corteva, Inc.	1,119	75,499
Gilead Sciences, Inc.	2,086	262,502
Illumina, Inc. (a)	239	31,416
Incyte Corp. (a)	303	31,651
Insmed, Inc. (a)	345	71,681
Regeneron Pharmaceuticals, Inc.	163	127,171
Vertex Pharmaceuticals, Inc. (a)	415	179,948
		1,230,469

Building Materials - 0.8%
Builders FirstSource, Inc. (a)	146	16,386
Carlisle Cos., Inc.	56	17,812
Carrier Global Corp.	1,382	75,844
Johnson Controls International PLC	1,080	125,615
Lennox International, Inc.	42	20,952
Martin Marietta Materials, Inc.	86	53,599
Masco Corp.	345	22,380
Trane Technologies PLC	367	154,683
Vulcan Materials Co.	206	61,231
		548,502

Chemicals - 1.3%
Air Products and Chemicals, Inc.	366	95,544
CF Industries Holdings, Inc.	252	19,833
Dow, Inc.	1,069	25,496
DuPont de Nemours, Inc.	694	27,601
Ecolab, Inc.	413	113,641
International Flavors & Fragrances, Inc.	390	27,097
Linde PLC	766	314,305
LyondellBasell Industries NV - Class A	463	22,682
PPG Industries, Inc.	355	35,514
Sherwin-Williams Co.	381	130,946
		812,659

Commercial Services - 2.0%
Affirm Holdings, Inc. (a)	418	29,657
Automatic Data Processing, Inc.	661	168,753
Block, Inc. - Class A (a)	875	58,450
Booz Allen Hamilton Holding Corp.	170	14,188
Cintas Corp.	592	110,124
Corpay, Inc. (a)	116	34,313
Equifax, Inc.	193	40,987
Global Payments, Inc.	373	28,259
Moody’s Corp.	290	142,326
PayPal Holdings, Inc.	1,619	101,495
Quanta Services, Inc.	241	112,036
Rollins, Inc.	593	36,458
S&P Global, Inc.	502	250,413

Toast, Inc. - Class A (a)	725	24,788
TransUnion	286	24,324
United Rentals, Inc.	116	94,561
Verisk Analytics, Inc.	232	52,216
		1,323,348

Computers - 2.6%
Accenture PLC - Class A	1,042	260,500
Cognizant Technology Solutions Corp. - Class A	813	63,178
Crowdstrike Holdings, Inc. - Class A (a)	391	199,082
CyberArk Software Ltd. (a)	72	33,018
Dell Technologies, Inc. - Class C	510	68,008
Fortinet, Inc. (a)	1,073	87,052
Gartner, Inc. (a)	118	27,463
Hewlett Packard Enterprise Co.	2,194	47,983
HP, Inc.	1,549	37,827
International Business Machines Corp.	1,544	476,448
Leidos Holdings, Inc.	199	38,029
NetApp, Inc.	296	33,022
Okta, Inc. - Class A (a)	241	19,360
Pure Storage, Inc. - Class A (a)	508	45,192
Seagate Technology Holdings PLC	352	97,395
Super Micro Computer, Inc. (a)	846	28,637
Western Digital Corp.	578	94,405
Zscaler, Inc. (a)	157	39,485
		1,696,084

Cosmetics & Personal Care - 1.2%
Colgate-Palmolive Co.	1,336	107,401
Estee Lauder Cos., Inc. - Class A	357	33,583
Kenvue, Inc.	3,189	55,329
Procter & Gamble Co.	3,921	580,935
		777,248

Distribution & Wholesale - 0.3%
Copart, Inc. (a)	1,463	57,028
Fastenal Co.	1,903	76,881
WW Grainger, Inc.	65	61,661
		195,570

Diversified Financial Services - 5.9%
American Express Co.	1,173	428,462
Ameriprise Financial, Inc.	151	68,817
Apollo Global Management, Inc.	713	94,009
Ares Management Corp. - Class A	326	51,133
Blackrock, Inc.	237	248,210
Capital One Financial Corp.	1,049	229,804
Charles Schwab Corp.	2,844	263,724
CME Group, Inc. - Class A	596	167,750
Coinbase Global, Inc. - Class A (a)	346	94,396
Interactive Brokers Group, Inc. - Class A	713	46,359
Intercontinental Exchange, Inc.	945	148,649
LPL Financial Holdings, Inc.	129	45,929
Mastercard, Inc. - Class A	1,356	746,519
Nasdaq, Inc.	749	68,099
Raymond James Financial, Inc.	290	45,397
SoFi Technologies, Inc. (a)	1,925	57,211
Synchrony Financial	612	47,344
T Rowe Price Group, Inc.	347	35,526
Visa, Inc. - Class A	2,825	944,793
		3,832,131

Electric - 3.3%
Alliant Energy Corp.	402	27,927
Ameren Corp.	435	46,262
American Electric Power Co., Inc.	879	108,794
CenterPoint Energy, Inc.	1,078	43,098

CMS Energy Corp.	470	35,457
Consolidated Edison, Inc.	597	59,915
Constellation Energy Corp.	512	186,552
Dominion Energy, Inc.	1,416	88,882
DTE Energy Co.	346	47,412
Duke Energy Corp.	1,292	160,130
Edison International	592	34,863
Entergy Corp.	736	71,775
Evergy, Inc.	354	27,488
Eversource Energy	612	41,114
Exelon Corp.	1,674	78,879
FirstEnergy Corp.	957	45,668
NextEra Energy, Inc.	3,492	301,325
NRG Energy, Inc.	307	52,033
PG&E Corp.	3,639	58,661
PPL Corp.	1,222	45,092
Public Service Enterprise Group, Inc.	828	69,155
Sempra	1,080	102,298
Southern Co.	1,841	167,752
Vistra Corp.	546	97,658
WEC Energy Group, Inc.	526	58,949
Xcel Energy, Inc.	976	80,139
		2,137,278

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	379	75,001
Eaton Corp. PLC	635	219,640
Emerson Electric Co.	935	124,710
		419,351

Electronics - 1.3%
Amphenol Corp. - Class A	2,017	284,195
Fortive Corp.	577	30,858
Garmin Ltd.	267	52,151
Honeywell International, Inc.	1,060	203,721
Hubbell, Inc.	76	32,789
Jabil, Inc.	162	34,135
Keysight Technologies, Inc. (a)	277	54,832
Mettler-Toledo International, Inc. (a)	29	42,825
TE Connectivity PLC	488	110,361
Trimble, Inc. (a)	364	29,637
		875,504

Energy - Alternate Sources - 0.1%
First Solar, Inc. (a)	162	44,213

Engineering & Construction - 0.2%
Comfort Systems USA, Inc.	50	48,847
EMCOR Group, Inc.	63	38,749
Jacobs Solutions, Inc.	180	24,266
		111,862

Entertainment - 0.1%
Live Nation Entertainment, Inc. (a)	266	34,966

Environmental Control - 0.4%
Republic Services, Inc.	351	76,188
Veralto Corp.	404	40,893
Waste Management, Inc.	658	143,358
		260,439

Food - 0.8%
General Mills, Inc.	878	41,573
Hershey Co.	241	45,327
Hormel Foods Corp.	619	14,367
J M Smucker Co.	139	14,481
Kellanova	575	48,093

Kraft Heinz Co.	1,968	50,204
Kroger Co.	1,150	77,372
McCormick & Co., Inc.	372	25,102
Mondelez International, Inc. - Class A	2,145	123,488
Sysco Corp.	806	61,417
Tyson Foods, Inc. - Class A	394	22,872
		524,296

Forest Products & Paper - 0.1%
International Paper Co.	945	37,309

Gas - 0.1%
Atmos Energy Corp.	262	46,209
NiSource, Inc.	713	31,465
		77,674

Hand & Machine Tools - 0.0% (b)
Stanley Black & Decker, Inc.	240	17,165

Healthcare - Products - 4.1%
Abbott Laboratories	2,891	372,650
Agilent Technologies, Inc.	470	72,145
Baxter International, Inc.	808	15,142
Boston Scientific Corp. (a)	2,449	248,769
Cooper Cos., Inc. (a)	309	24,080
Danaher Corp.	1,079	244,696
Edwards Lifesciences Corp. (a)	955	82,770
GE HealthCare Technologies, Inc.	750	59,993
Hologic, Inc. (a)	353	26,464
IDEXX Laboratories, Inc. (a)	130	97,874
Insulet Corp. (a)	115	37,627
Intuitive Surgical, Inc. (a)	591	338,927
Medtronic PLC	2,130	224,353
Natera, Inc. (a)	206	49,195
ResMed, Inc.	241	61,655
STERIS PLC	157	41,806
Stryker Corp.	590	218,996
Thermo Fisher Scientific, Inc.	622	367,496
Waters Corp. (a)	78	31,467
West Pharmaceutical Services, Inc.	116	32,161
Zimmer Biomet Holdings, Inc.	290	28,281
		2,676,547

Healthcare - Services - 1.7%
Centene Corp. (a)	811	31,905
Cigna Group	426	118,121
Elevance Health, Inc.	371	125,494
HCA Healthcare, Inc.	271	137,747
Humana, Inc.	189	46,450
ICON PLC (a)	122	22,570
IQVIA Holdings, Inc. (a)	274	63,023
Labcorp Holdings, Inc.	133	35,748
Quest Diagnostics, Inc.	171	32,350
UnitedHealth Group, Inc.	1,509	497,623
		1,111,031

Home Builders - 0.3%
DR Horton, Inc.	485	77,120
Lennar Corp. - Class A	370	48,581
NVR, Inc. (a)	4	30,029
PulteGroup, Inc.	292	37,139
		192,869

Household Products & Wares - 0.2%
Avery Dennison Corp.	120	20,684
Church & Dwight Co., Inc.	366	31,169
Clorox Co.	169	18,242

Kimberly-Clark Corp.	540	58,925
		129,020

Insurance - 4.3%
Aflac, Inc.	822	90,675
Allstate Corp.	425	90,516
American International Group, Inc.	955	72,733
Aon PLC - Class A	348	123,164
Arthur J Gallagher & Co.	413	102,267
Berkshire Hathaway, Inc. - Class B (a)	2,227	1,144,255
Brown & Brown, Inc.	467	37,561
Chubb Ltd.	651	192,813
Cincinnati Financial Corp.	253	42,400
CNA Financial Corp.	385	17,999
Fidelity National Financial, Inc.	381	22,643
Hartford Insurance Group, Inc.	467	63,993
Loews Corp.	271	29,233
Markel Group, Inc. (a)	18	37,448
Marsh & McLennan Cos., Inc.	819	150,245
MetLife, Inc.	964	73,804
Principal Financial Group, Inc.	352	29,857
Progressive Corp.	968	221,469
Prudential Financial, Inc.	585	63,326
Travelers Cos., Inc.	370	108,358
W.R. Berkley Corp.	498	38,690
Willis Towers Watson PLC	156	50,076
		2,803,525

Internet - 4.0%
Airbnb, Inc. - Class A (a)	701	82,010
AppLovin Corp. - Class A (a)	367	220,009
Booking Holdings, Inc.	43	211,332
CDW Corp.	196	28,267
Coupang, Inc. - Class A (a)	2,209	62,205
DoorDash, Inc. - Class A (a)	576	114,261
eBay, Inc.	750	62,093
Expedia Group, Inc. - Class A	184	47,047
Gen Digital, Inc.	942	24,841
GoDaddy, Inc. - Class A (a)	234	29,919
Grab Holdings Ltd. - Class A (a)	4,056	22,105
Netflix, Inc. (a)	7,071	760,698
Palo Alto Networks, Inc. (a)	1,091	207,432
Pinterest, Inc. - Class A (a)	928	24,239
Reddit, Inc. - Class A (a)	172	37,233
Robinhood Markets, Inc. - Class A (a)	1,229	157,914
Spotify Technology SA (a)	250	149,718
Uber Technologies, Inc. (a)	3,356	293,784
VeriSign, Inc.	139	35,027
		2,570,134

Iron & Steel - 0.2%
Nucor Corp.	376	59,968
Steel Dynamics, Inc.	234	39,272
		99,240

Leisure Time - 0.2%
Carnival Corp. (a)	1,790	46,146
Royal Caribbean Cruises Ltd.	411	109,429
		155,575

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	378	107,741
Las Vegas Sands Corp.	597	40,692
Marriott International, Inc. - Class A	370	112,772
		261,205

Machinery - Construction & Mining - 1.3%
Caterpillar, Inc.	768	442,183
GE Vernova, Inc.	466	279,493
Vertiv Holdings Co. - Class A	619	111,253
		832,929

Machinery - Diversified - 0.8%
Deere & Co.	402	186,725
Dover Corp.	212	39,279
IDEX Corp.	117	20,350
Ingersoll Rand, Inc.	650	52,221
Otis Worldwide Corp.	644	57,220
Rockwell Automation, Inc.	177	70,067
Westinghouse Air Brake Technologies Corp.	275	57,351
Xylem, Inc.	397	55,846
		539,059

Media - 1.0%
Charter Communications, Inc. - Class A (a)	150	30,018
Comcast Corp. - Class A	6,234	166,385
FactSet Research Systems, Inc.	50	13,864
Liberty Media Corp.-Liberty Formula One - Class C (a)	357	34,265
Walt Disney Co.	3,003	313,723
Warner Bros Discovery, Inc. (a)	4,053	97,272
		655,527

Mining - 0.6%
Anglogold Ashanti PLC	835	71,543
Freeport-McMoRan, Inc.	2,372	101,948
Newmont Corp.	1,849	167,760
Southern Copper Corp.	163	22,002
		363,253

Miscellaneous Manufacturing - 0.9%
3M Co.	877	150,888
Axon Enterprise, Inc. (a)	123	66,437
Entegris, Inc.	234	18,051
Illinois Tool Works, Inc.	482	120,153
Parker-Hannifin Corp.	198	170,617
Teledyne Technologies, Inc. (a)	67	33,468
Textron, Inc.	260	21,621
		581,235

Office - Business Equipment - 0.0% (b)
Zebra Technologies Corp. - Class A (a)	67	16,934

Oil & Gas - 3.4%
Chevron Corp.	3,393	512,784
ConocoPhillips	2,097	185,983
Coterra Energy, Inc.	1,156	31,027
Devon Energy Corp.	962	35,652
Diamondback Energy, Inc.	293	44,709
EOG Resources, Inc.	895	96,526
EQT Corp.	1,017	61,895
Expand Energy Corp.	389	47,431
Exxon Mobil Corp.	7,180	832,305
Marathon Petroleum Corp.	500	96,865
Occidental Petroleum Corp.	1,634	68,628
Phillips 66	660	90,393
Texas Pacific Land Corp.	30	25,929
Valero Energy Corp.	508	89,794
		2,219,921

Oil & Gas Services - 0.3%
Baker Hughes Co.	1,640	82,328
Halliburton Co.	1,392	36,498

SLB NV	2,431	88,100
		206,926

Packaging & Containers - 0.1%
Amcor PLC	3,821	32,555
Ball Corp.	473	23,427
Packaging Corp. of America	140	28,570
		84,552

Pharmaceuticals - 7.2%
AbbVie, Inc.	2,937	668,755
Becton Dickinson & Co.	475	92,160
Bristol-Myers Squibb Co.	3,471	170,773
Cardinal Health, Inc.	390	82,781
Cencora, Inc.	299	110,310
CVS Health Corp.	2,109	169,479
Dexcom, Inc. (a)	636	40,367
Eli Lilly & Co.	1,412	1,518,564
Johnson & Johnson	4,029	833,681
McKesson Corp.	194	170,937
Merck & Co., Inc.	4,276	448,253
Pfizer, Inc.	9,718	250,141
Viatris, Inc.	1,860	19,883
Zoetis, Inc.	732	93,828
		4,669,912

Pipelines - 0.7%
Cheniere Energy, Inc.	362	75,462
Kinder Morgan, Inc.	3,346	91,413
ONEOK, Inc.	1,060	77,189
Targa Resources Corp.	353	61,884
Williams Cos., Inc.	2,020	123,079
		429,027

Private Equity - 0.5%
Blackstone, Inc.	1,206	176,583
KKR & Co., Inc.	1,156	141,390
		317,973

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	489	79,135
CoStar Group, Inc. (a)	697	47,953
		127,088

Retail - 6.3%
AutoZone, Inc. (a)	24	94,904
Best Buy Co., Inc.	354	28,065
Burlington Stores, Inc. (a)	83	20,935
Carvana Co. (a)	201	75,275
Chipotle Mexican Grill, Inc. (a)	2,216	76,496
Costco Wholesale Corp.	732	668,748
Darden Restaurants, Inc.	178	31,965
Dollar General Corp.	352	38,541
Dollar Tree, Inc. (a)	345	38,229
Domino’s Pizza, Inc.	45	18,883
Genuine Parts Co.	231	30,122
Home Depot, Inc.	1,654	590,346
Lowe’s Cos., Inc.	953	231,083
Lululemon Athletica, Inc. (a)	160	29,469
McDonald’s Corp.	1,185	369,507
O’Reilly Automotive, Inc. (a)	1,402	142,583
Ross Stores, Inc.	524	92,413
Starbucks Corp.	1,887	164,377
Target Corp.	748	67,784
TJX Cos., Inc.	1,884	286,217
Tractor Supply Co.	871	47,713
Ulta Beauty, Inc. (a)	59	31,791

Walmart, Inc.	7,282	804,734
Williams-Sonoma, Inc.	179	32,222
Yum! Brands, Inc.	462	70,783
		4,083,185

Semiconductors - 10.0%
Advanced Micro Devices, Inc. (a)	2,686	584,286
Analog Devices, Inc.	820	217,579
Applied Materials, Inc.	1,318	332,466
Astera Labs, Inc. (a)	181	28,520
Broadcom, Inc.	7,721	3,111,254
GLOBALFOUNDRIES, Inc. (a)	150	5,376
Intel Corp. (a)	7,289	295,642
KLA Corp.	205	240,971
Lam Research Corp.	2,114	329,784
Marvell Technology, Inc.	1,420	126,948
Microchip Technology, Inc.	872	46,722
Micron Technology, Inc.	1,861	440,089
Monolithic Power Systems, Inc.	66	61,259
ON Semiconductor Corp. (a)	622	31,249
QUALCOMM, Inc.	1,840	309,286
Skyworks Solutions, Inc.	241	15,894
Teradyne, Inc.	260	47,291
Texas Instruments, Inc.	1,510	254,088
		6,478,704

Software - 6.6%
Adobe, Inc. (a)	703	225,051
Akamai Technologies, Inc. (a)	233	20,858
Atlassian Corp. - Class A (a)	269	40,221
Autodesk, Inc. (a)	353	107,079
Broadridge Financial Solutions, Inc.	183	41,741
Cadence Design Systems, Inc. (a)	438	136,586
Cloudflare, Inc. - Class A (a)	505	101,106
CoreWeave, Inc. - Class A (a)	443	32,392
Datadog, Inc. - Class A (a)	515	82,405
Docusign, Inc. (a)	312	21,637
Duolingo, Inc. (a)	51	9,762
Electronic Arts, Inc.	373	75,357
Fair Isaac Corp. (a)	34	61,398
Fidelity National Information Services, Inc.	862	56,694
Fiserv, Inc. (a)	887	54,524
Guidewire Software, Inc. (a)	129	27,861
HubSpot, Inc. (a)	73	26,814
Intuit, Inc.	439	278,361
Jack Henry & Associates, Inc.	118	20,589
MongoDB, Inc. (a)	128	42,543
MSCI, Inc.	123	69,338
Nutanix, Inc. - Class A (a)	393	18,785
Oracle Corp.	2,763	557,988
Palantir Technologies, Inc. - Class A (a)	3,501	589,744
Paychex, Inc.	527	58,861
PTC, Inc. (a)	180	31,577
ROBLOX Corp. - Class A (a)	984	93,510
Roper Technologies, Inc.	170	75,857
Salesforce, Inc.	1,541	355,262
ServiceNow, Inc. (a)	348	282,719
Snowflake, Inc. - Class A (a)	525	131,901
SS&C Technologies Holdings, Inc.	354	30,423
Strategy, Inc. - Class A (a)	427	75,656
Synopsys, Inc. (a)	296	123,731
Take-Two Interactive Software, Inc. (a)	276	67,915
Twilio, Inc. - Class A (a)	234	30,348
Tyler Technologies, Inc. (a)	57	26,768
Veeva Systems, Inc. - Class A (a)	247	59,352
Workday, Inc. - Class A (a)	357	76,976

Zoom Communications, Inc. - Class A (a)	423	35,938
		4,255,628

Telecommunications - 2.7%
Arista Networks, Inc. (a)	1,728	225,815
AT&T, Inc.	12,113	315,180
Cisco Systems, Inc.	6,717	516,806
Corning, Inc.	1,302	109,629
Credo Technology Group Holding Ltd. (a)	249	44,223
Motorola Solutions, Inc.	271	100,183
T-Mobile US, Inc.	734	153,413
Ubiquiti, Inc.	4	2,332
Verizon Communications, Inc.	7,143	293,649
		1,761,230

Transportation - 1.2%
CSX Corp.	3,112	110,041
Expeditors International of Washington, Inc.	182	26,736
FedEx Corp.	359	98,969
JB Hunt Transport Services, Inc.	127	22,093
Norfolk Southern Corp.	370	108,073
Old Dominion Freight Line, Inc.	293	39,640
Union Pacific Corp.	976	226,266
United Parcel Service, Inc. - Class B	1,218	116,672
		748,490

Water - 0.1%
American Water Works Co., Inc.	322	41,882
TOTAL COMMON STOCKS (Cost $57,805,981)		62,304,856

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.6%
Alexandria Real Estate Equities, Inc.	252	13,525
American Tower Corp.	768	139,215
Annaly Capital Management, Inc.	1,061	24,191
AvalonBay Communities, Inc.	236	42,938
Camden Property Trust	140	14,888
Crown Castle, Inc.	720	65,722
Digital Realty Trust, Inc.	554	88,706
Equinix, Inc.	156	117,516
Equity LifeStyle Properties, Inc.	263	16,535
Equity Residential	588	36,309
Essex Property Trust, Inc.	84	22,144
Extra Space Storage, Inc.	350	46,610
Healthpeak Properties, Inc.	1,066	19,465
Host Hotels & Resorts, Inc.	1,069	18,846
Invitation Homes, Inc.	942	26,564
Iron Mountain, Inc.	485	41,880
Mid-America Apartment Communities, Inc.	162	22,014
Prologis, Inc.	1,539	197,808
Public Storage	259	71,106
Realty Income Corp.	1,521	87,625
Regency Centers Corp.	257	18,288
SBA Communications Corp.	164	31,860
Simon Property Group, Inc.	529	98,563
Sun Communities, Inc.	172	22,160
UDR, Inc.	486	17,700
Ventas, Inc.	746	60,150
VICI Properties, Inc.	1,768	50,954
Welltower, Inc.	1,104	229,875
Weyerhaeuser Co.	1,161	25,786
W.P. Carey, Inc.	346	23,310
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,691,137)		1,692,253

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 3.92% (c)	851,113	851,113
TOTAL MONEY MARKET FUNDS (Cost $851,113)		851,113

TOTAL INVESTMENTS - 99.9% (Cost $60,348,231)		64,848,222
Other Assets in Excess of Liabilities - 0.1%		55,329
TOTAL NET ASSETS - 100.0%		$64,903,551

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Defiance Large Cap ex-Mag 7 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,304,856	$—	$—	$62,304,856
Real Estate Investment Trusts - Common	1,692,253	—	—	1,692,253
Money Market Funds	851,113	—	—	851,113
Total Investments	$64,848,222	$—	$—	$64,848,222

Refer to the Schedule of Investments for further disaggregation of investment categories.